Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

	31 December 2017	31 December 2016
Cash in hand	192	223
Banks	4,712,141	6,051,472
– Demand deposits	603,553	569,826
– Time deposits	4,108,588	5,481,646
Other cash and cash equivalents	—	657

Cash and cash equivalents	4,712,333	6,052,352